BLACKROCK GLOBAL ALLOCATION FUND, INC.

(the “Fund”)

Supplement dated January 14, 2022 to the Statement of

Additional Information (“SAI”) of the Fund dated August 27, 2021

Effective immediately, the Fund’s Statement of Additional Information is amended as follows:

The chart listing investments and investment strategies in Part I of the Fund’s Statement of Additional Information is amended to check off “Lease Obligations” as follows:

Lease Obligations	X

Shareholders should retain this Supplement for future reference.

SAI-GA-0122SUP